Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 7,503	$ 10,661
Less accumulated depreciation and amortization	(4,580)	(7,041)
Property and equipment, net	2,923	3,620
Furniture and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 928	822
Property and equipment, useful life in years	5 years
Systems Hardware
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 3,320	6,495
Property and equipment, useful life in years	5 years
Office Computers
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 1,777	2,003
Property and equipment, useful life in years	3 years
Computer and System Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 1,478	$ 1,341
Property and equipment, useful life in years	3 years